ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2021
Accumulated Losses
ACCUMULATED LOSSES

20.	ACCUMULATED LOSSES

During the year ended June 30, 2021 the Company identified an error in the accounting for its representative warrants and the table below reflected the correction of an immaterial prior period error.

2021 $
Balance at the beginning of the financial year	(136,047,037)
Add: net loss attributable to owners of Genetic Technologies Limited	(7,077,619)
Less: Options expired	49,438
Balance at the end of the financial year	(143,075,218)

The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 2(a)(v) for additional information.